Finance cost and income (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Finance Cost and Income Included in Income Statement
The finance cost and income included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Interest expense	(1 878)	(2 002)
Capitalization of borrowing costs	3	5
Net interest on net defined benefit liabilities	(37)	(41)
Accretion expense	(265)	(291)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(297)	(219)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(38)	—
Tax on financial transactions	(31)	(48)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	—	(1 724)
Other financial costs, including bank fees	(66)	(77)

Finance cost excluding exceptional items	(2 609)	(4 397)

Exceptional finance cost	(582)	(1 438)

Finance cost	(3 191)	(5 835)

Interest income	58	85
Interest income on Brazilian tax credits	76	13
Hyperinflation monetary adjustments	75	30
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	61
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	348	—
Other financial income	5	4

Finance income excluding exceptional items	562	193

Exceptional finance income	283	50
Finance income	845	243

Net finance income/(cost) excluding exceptional items	(2 047)	(4 204)

Net finance income/(cost)	(2 346)	(5 592)